UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

Value ($)
Affiliated Portfolio—100.0%
HSBC Opportunity Portfolio	156,940,711
TOTAL INVESTMENT SECURITIES — 100.0%	156,940,711

Percentages indicated are based on net assets of $156,876,405.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 3.3%
BE Aerospace, Inc.	50,790	2,615,177
TransDigm Group, Inc.	23,290	3,154,398
		5,769,575
Biotechnology – 4.0%
Alkermes plc (a)	113,930	2,626,087
Cubist Pharmaceuticals, Inc. (a)	58,150	2,502,776
Elan Corp. plc ADR	169,940	1,786,069
		6,914,932
Building Products – 1.4%
Owens Corning, Inc. (a)	58,830	2,451,446
Capital Markets – 3.7%
Lazard Ltd., Class A	93,600	3,243,240
Raymond James Financial, Inc.	70,890	3,163,821
		6,407,061
Chemicals – 4.5%
Axiall Corp.	34,580	1,942,705
Celanese Corp., Series A	36,730	1,721,902
Cytec Industries, Inc.	32,320	2,369,056
Rockwood Holdings, Inc.	31,310	1,713,596
		7,747,259
Commercial Banks – 2.9%
Comerica, Inc.	77,110	2,649,500
First Horizon National Corp.	1	10
First Republic Bank	68,050	2,428,704
		5,078,214
Commercial Services & Supplies – 2.0%
Waste Connections, Inc.	95,495	3,439,730
Communications Equipment – 0.6%
Riverbed Technology, Inc. (a)	56,850	1,102,890
Construction Materials – 0.8%
Martin Marietta Materials, Inc.	13,675	1,350,133
Containers & Packaging – 2.8%
Crown Holdings, Inc. (a)	77,150	2,920,899
Packaging Corp. of America	49,240	1,892,293
		4,813,192
Distributors – 0.7%
LKQ Corp. (a)	55,750	1,248,242
Electrical Equipment – 2.0%
Hubbell, Inc., Class B	38,130	3,471,736
Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.	49,590	937,747
Energy Equipment & Services – 2.8%
McDermott International, Inc. (a)	135,530	1,649,400
Rowan Cos. plc, Class A(a)	91,680	3,161,126
		4,810,526
Health Care Equipment & Supplies – 6.4%
ArthroCare Corp.	19,400	706,742
Conceptus, Inc. (a)	50,410	1,041,471
DENTSPLY International, Inc.	81,670	3,410,539
Hologic, Inc. (a)	90,610	2,160,142
IDEXX Laboratories, Inc. (a)	22,260	2,119,375
Volcano Corp. (a)	64,570	1,616,833
		11,055,102
Hotels, Restaurants & Leisure – 0.5%
Arcos Dorados Holdings, Inc., Class A	61,940	851,056
Household Durables – 3.2%
Harman International Industries, Inc.	51,700	2,315,126
Jarden Corp. (a)	30,330	1,784,617
NVR, Inc. (a)	1,458	1,501,244
		5,600,987
Insurance – 2.3%
Everest Re Group Ltd.	23,325	2,701,268
Genworth Financial, Inc., Class A(a)	138,380	1,268,945
		3,970,213
IT Services – 5.8%
Alliance Data Systems Corp. (a)	32,030	5,047,928
FleetCor Technologies, Inc. (a)	54,440	3,257,690
Genpact Ltd.	104,510	1,750,542
		10,056,160
Life Sciences Tools & Services – 2.8%
Covance, Inc. (a)	13,060	871,232
Mettler-Toledo International, Inc. (a)	18,290	3,887,174
		4,758,406
Machinery – 5.1%
Crane Co.	34,084	1,713,744
Gardner Denver, Inc.	24,350	1,713,509
IDEX Corp.	54,860	2,736,965
The Timken Co.	48,280	2,588,291
		8,752,509
Media – 0.8%
Manchester United plc, Class A(a)	77,370	1,299,816
Oil, Gas & Consumable Fuels – 6.0%
Denbury Resources, Inc. (a)	177,810	3,312,600
Tesoro Corp.	146,030	7,110,201
		10,422,801
Professional Services – 1.6%
IHS, Inc., Class A(a)	26,215	2,697,523
Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.	33,080	3,047,991
Road & Rail – 2.7%
Hertz Global Holdings, Inc. (a)	109,800	2,007,144
Landstar System, Inc.	48,170	2,747,617
		4,754,761
Semiconductors & Semiconductor Equipment – 4.3%
Atmel Corp. (a)	180,400	1,208,680
Avago Technologies Ltd.	43,780	1,566,011
NXP Semiconductors NV (a)	63,670	1,909,463

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
Skyworks Solutions, Inc. (a)	111,520	2,669,789
		7,353,943
Software – 6.8%
Autodesk, Inc. (a)	46,640	1,813,363
Concur Technologies, Inc. (a)	16,710	1,117,899
Fortinet, Inc. (a)	121,710	2,871,139
Nuance Communications, Inc. (a)	167,040	4,017,312
QLIK Technologies, Inc. (a)	90,580	2,011,782
		11,831,495
Specialty Retail – 10.0%
American Eagle Outfitters, Inc.	114,080	2,305,557
Foot Locker, Inc.	105,940	3,639,039
GNC Holdings, Inc., Class A	27,930	1,003,804
Signet Jewelers Ltd.	41,120	2,573,290
Tractor Supply Co.	16,090	1,668,050
Urban Outfitters, Inc. (a)	63,290	2,708,179
Williams-Sonoma, Inc.	75,960	3,342,240
		17,240,159
Trading Companies & Distributors – 4.6%
Beacon Roofing Supply, Inc. (a)	55,250	1,996,735
United Rentals, Inc. (a)	47,750	2,417,105
WESCO International, Inc. (a)	47,630	3,473,656
		7,887,496
Wireless Telecommunication Services – 0.5%
SBA Communications Corp., Class A(a)	12,680	883,289
TOTAL COMMON STOCKS
(COST $133,969,345)		168,006,390
Investment Company – 4.2%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)	7,287,823	7,287,823

TOTAL INVESTMENT COMPANY
(COST $7,287,823)		7,287,823
TOTAL INVESTMENTS SECURITIES
(COST $141,257,168) — 101.4%		175,294,213

Percentages indicated are based on net assets of $172,948,353.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments	January 31, 2013
(Unaudited)

1. Organization:

     The HSBC Advisor Fund Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Advisor Trust is compromised of one operational fund, which is a diversified series of the HSBC Family of Funds which also includes the HSBC Portfolios (the “Portfolios Trust”) and the HSBC Funds (collectively the “Trusts”). The Advisor Trust contains the following fund (“Feeder Fund”):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund

     Financial statements for all other funds of the Trusts are published separately.

     The HSBC Opportunity Portfolio (“Portfolio”) is a diversified series of the Portfolios Trust. The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio operates as a master fund in a master-feeder arrangement, in which other funds invest all or part of their investable assets in the Portfolio. The Portfolio also receives investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

     The Opportunity Fund utilizes the master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in its Portfolio (as defined below):

		Proportionate Ownership
		Interest on
Feeder Fund	Respective Portfolio	January 31, 2013
Opportunity Fund	HSBC Opportunity Portfolio	90.7%

     The Portfolio is a part of the HSBC Family of Funds, and like the Advisor Trust fund, is an open-end management investment company. The Portfolio’s Schedule of Portfolio Investments (“Schedule”) is published separately and should be read in conjunction with the Schedule of the Feeder Fund.

     Under the Advisor Trust’s and Portfolios Trust’s organizational documents, the Advisor Trust’s and Portfolios Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Fund and Portfolio. In addition, in the normal course of business, the Feeder Fund and Portfolio may enter into contracts with their service providers, which also provide for indemnifications by the Feeder Fund and Portfolio. The Feeder Fund’s and Portfolio’s maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Fund and Portfolio. However, based on experience, the Advisor Trust and Portfolios Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Feeder Fund and the Portfolio in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

     The Feeder Fund and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Fund

     The Feeder Fund records daily its pro-rate share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from its respective Portfolio.

B. Portfolio

     Investment transactions are accounted for not later than on the business day after trade date. However, for financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

New Accounting Pronouncements:

     In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU No. 2011-11 will have no effect on the Feeder Fund’s and Portfolio’s net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Feeder Fund’s and Portfolio’s financial statements disclosures.

3. Investment Valuation Summary

     The valuation techniques employed by the Feeder Fund and the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s and the Portfolio’s investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Fund

     The Feeder Fund records its investments in its respective Portfolio at fair value which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, respectively, as more fully discussed below.

Portfolio

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

     The following is a summary of the valuation inputs used as of January 31, 2013 in valuing the Feeder Fund’s and Portfolio’s investments based upon three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Opportunity Fund
Investment Securities:
Affiliated Portfolio(a)	-	12,203,189	-	12,203,189
Total Investment Securities	-	12,203,189	-	12,203,189

Opportunity Portfolio
Investment Securities:
Common Stocks(b)	168,006,390	-	-	168,006,390
Investment Company	7,287,823	-	-	7,287,823
Total Investment Securities	175,294,213	-	-	175,294,213

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.
(b)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

4. Federal Income Tax Information:

     At January 31, 2013, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Opportunity Portfolio	142,023,734	36,343,873	(3,073,394)	33,270,479

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	March 28, 2013